CONSOLIDATED BALANCE SHEETS (Parenthetical)	Jun. 30, 2012	Dec. 31, 2011
Class A Authorized: Unlimited
Issued and outstanding	59,798,972	59,043,972
Equity Units
Equity Units Outstanding	500,236	500,236